Derivative instruments	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Derivative instruments

Note 1 3	Derivative instruments

As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2020		2019
	Assets	Liabilities	Assets	Liabilities
Trading (Note 3)	$31,356	$29,392	$22,738	$23,799
ALM (Note 3) (1)	1,374	1,116	1,157	1,314
	$32,730	$30,508	$23,895	$25,113

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Derivatives used by CIBC
The majority of our derivative contracts are OTC transactions, which consist of: (i) contracts that are bilaterally negotiated and settled between CIBC and the counterparty to the contract; and (ii) contracts that are bilaterally negotiated and then cleared through a central counterparty (CCP). Bilaterally negotiated and settled contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) agreement with collateral posting arrangements between CIBC and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Centrally cleared contracts are generally bilaterally negotiated and then novated to, and cleared through, a CCP. The industry promotes the use of CCPs to clear OTC trades. The central clearing of derivative contracts generally facilitates the reduction of credit exposures due to the ability to net settle offsetting positions. Consequently, derivative contracts cleared through CCPs generally attract less capital relative to those settled with non-CCPs.
The remainder of our derivative contracts are exchange-traded derivatives, which are standardized in terms of their amounts and settlement dates, and are bought and sold on organized and regulated exchanges. These exchange-traded derivative contracts consist primarily of options and futures.
Interest rate derivatives
Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined
future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain forward rate agreements are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional principal amount. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain interest rate swaps are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, to either buy or sell, on a specified future date or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument has a market price which varies in response to changes in interest rates. Options are transacted in both OTC and exchange-traded markets.
Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange derivatives
Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.
Foreign exchange futures contracts are similar in mechanics to foreign exchange forward contracts except that they are in standard currency amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a currency is simultaneously purchased in the spot market and sold for a different currency in the forward market, or vice versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest flows in different currencies over a period of time. These contracts are used to manage both currency and interest rate exposures.
Credit derivatives
Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS and certain TRS.
CDS contracts provide protection against the decline in value of a reference asset as a result of specified credit events such as default or bankruptcy. These derivatives are similar in structure to an option whereby the purchaser pays a premium to the seller of the CDS contract in return for payment contingent on the occurrence of a credit event. The protection purchaser has recourse to the protection seller for the difference between the face value of the CDS contract and the fair value of the reference asset at the time of settlement. Neither the purchaser nor the seller under the CDS contract has recourse to the entity that issued the reference asset. Certain CDS contracts are cleared through a CCP.
In credit derivative TRS contracts, one counterparty agrees to pay or receive cash amounts based on the returns of a reference asset, including interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event. Upon the occurrence of a credit event, the parties may either exchange cash payments according to the value of the defaulted assets or exchange cash based on the notional amount for physical delivery of the defaulted assets.
Equity derivatives
Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock in exchange for amounts that are based either on prevailing market funding rates or changes in the value of a different stock index, basket of stocks or a single stock. These contracts generally include payments in respect of dividends.
Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks, or a single stock at a contracted price. Options are transacted in both OTC and exchange markets.
Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is generally no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.
Precious metal and other commodity derivatives
We also transact in other derivative products, including commodity forwards, futures, swaps and options, such as precious metal and energy-related products in both OTC and exchange markets.

Notional amounts

The notional amounts are not recorded as assets or liabilities, as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. In most cases, notional amounts do not represent the potential gain or loss associated with market or credit risk of such instruments.
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2020			2019
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM (1)	Trading		ALM (1)
Interest rate derivatives
Over-the-counter
Forward rate agreements	$10,175	$3,444	$–	$13,619	$10,593	$3,026	$8,591		$2,480
Centrally cleared forward rate agreements	146,823	2,605	–	149,428	149,428	–	320,118		–
Swap contracts	72,315	138,145	83,576	294,036	264,184	29,852	275,418		40,177
Centrally cleared swap contracts	1,227,733	1,537,632	520,617	3,285,982	2,840,793	445,189	2,780,206		355,846
Purchased options	5,200	4,622	1,120	10,942	9,188	1,754	12,883		2,358
Written options	3,957	4,914	1,265	10,136	9,370	766	14,670		1,011
	1,466,203	1,691,362	606,578	3,764,143	3,283,556	480,587	3,411,886		401,872
Exchange-traded
Futures contracts	185,639	84,020	11	269,670	269,670	–	136,627		2,266
Purchased options	3,059	1	–	3,060	3,060	–	14,616		–
Written options	5,059	1	–	5,060	5,060	–	5,758		–
	193,757	84,022	11	277,790	277,790	–	157,001		2,266
Total interest rate derivatives	1,659,960	1,775,384	606,589	4,041,933	3,561,346	480,587	3,568,887		404,138
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,058,942	18,898	2,334	1,080,174	1,071,423	8,751	892,117		12,840
Swap contracts	117,017	266,263	145,735	529,015	486,689	42,326	398,262		45,510
Purchased options	16,857	2,102	49	19,008	19,008	–	19,285		–
Written options	20,792	1,877	14	22,683	22,229	454	23,947		–
	1,213,608	289,140	148,132	1,650,880	1,599,349	51,531	1,333,611		58,350
Exchange-traded
Futures contracts	3	–	–	3	3	–	26		–
Total foreign exchange derivatives	1,213,611	289,140	148,132	1,650,883	1,599,352	51,531	1,333,637		58,350
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	16	925	995	1,936	1,907	29	940		102
Centrally cleared credit default swap contracts – protection purchased	58	835	1,691	2,584	2,424	160	973		158
Credit default swap contracts – protection sold	41	362	220	623	614	9	328		50
Centrally cleared credit default swap contracts – protection sold	–	819	490	1,309	1,309	–	181		–
Total credit derivatives	115	2,941	3,396	6,452	6,254	198	2,422		310
Equity derivatives
Over-the-counter	66,888	24,081	810	91,779	86,865	4,914	85,310	(2)	3,347
Exchange-traded	69,675	19,807	342	89,824	89,824	–	89,529		–
Total equity derivatives	136,563	43,888	1,152	181,603	176,689	4,914	174,839		3,347
Precious metal derivatives
Over-the-counter	9,263	418	–	9,681	9,681	–	9,814		–
Exchange-traded	524	–	–	524	524	–	3,235		–
Total precious metal derivatives	9,787	418	–	10,205	10,205	–	13,049		–
Other commodity derivatives
Over-the-counter	13,999	19,309	842	34,150	34,142	8	36,819		–
Centrally cleared commodity derivatives	41	14	–	55	55	–	102		–
Exchange-traded	12,411	6,008	281	18,700	18,700	–	23,086		–
Total other commodity derivatives	26,451	25,331	1,123	52,905	52,897	8	60,007		–
Total notional amount of which:	$3,046,487	$2,137,102	$760,392	$5,943,981	$5,406,743	$537,238	$5,152,841		$466,145
Over-the-counter (3)	2,770,117	2,027,265	759,758	5,557,140	5,019,902	537,238	4,879,964		463,879
Exchange-traded	276,370	109,837	634	386,841	386,841	–	272,877		2,266

(1)	ALM: asset/liability management.
(2)	Restated from amount previously presented.
(3)
For OTC derivatives that are not centrally cleared, $1,984.6 billion (2019: $1,596.7 billion) are with counterparties that have two-way
collateral posting arrangements, $44.9 billion (2019: $94.2 billion) are with counterparties that have one-way
collateral posting arrangements, and $88.3 billion (2019: $184.8 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way collateral posting arrangements are either sovereign entities or supra national financial institutions.

Risk
In the following sections, we discuss the risks related to the use of derivatives and how we manage these risks.
Market risk
Derivatives are financial instruments where valuation is linked to changes in interest rates, foreign exchange rates, equity, commodity, credit prices or indices. Changes in value as a result of the aforementioned risk factors are
 referred to as market risk.
Market risk arising from derivative trading activities is managed in order to mitigate risk in line with CIBC’s risk appetite. To manage market risk, we set market risk limits and may enter into hedging transactions.
Credit risk
Credit risk arises from the potential for a counterparty to default on its contractual obligations and the possibility that prevailing market conditions are such that a loss would occur in replacing the defaulted transaction.
We limit the credit risk of OTC derivatives through the use of ISDA master netting agreements, collateral, CCPs and other credit mitigation techniques. We clear eligible derivatives through CCPs in accordance with various global initiatives. Where feasible, we novate existing bilaterally negotiated and settled derivatives to a CCP in an effort to reduce CIBC’s credit risk exposure. We establish counterparty credit limits and limits for CCP exposures based on a counterparty’s creditworthiness and the type of trading relationship with each counterparty (underlying agreements, business volumes, product types, tenors, etc.).
We negotiate netting agreements to contain the
build-up
of credit exposure resulting from multiple transactions with more active counterparties. Such agreements provide for the simultaneous close-out
and netting of all transactions with a counterparty, in the case of a counterparty default. A number of these agreements incorporate a Credit Support Annex, which is a bilateral security agreement that, among other things, provides for the exchange of collateral between parties in the event that one party’s exposure to the other exceeds agreed upon thresholds.
Credit risk on exchange-traded futures and options is limited, as these transactions are standardized contracts executed on established exchanges, whose CCPs assume the obligations of both counterparties. Similarly, swaps that are centrally cleared represent limited credit risk because these transactions are novated to the CCP, which assumes the obligations of the original bilateral counterparty. All exchange-traded and centrally cleared contracts are subject to initial margin and daily settlement of variation margins, designed to protect participants from losses incurred from a counterparty default.
A CVA is determined using the fair value based exposure we have on derivative contracts. We believe that we have made appropriate fair value adjustments to date. The establishment of fair value adjustments involves estimates that are based on accounting processes and judgments by management. We evaluate the adequacy of the fair value adjustments on an ongoing basis. Market and economic conditions relating to derivative counterparties may change in the future, which could result in significant future losses.
The following table summarizes our credit exposure arising from derivatives, which includes the current replacement cost, credit equivalent amount and risk-weighted amount.
In the second quarter of 2020, we adopted the Internal Model Method (IMM) for the determination of the EAD amount for most of our derivatives portfolios. The EAD amount is based on effective expected positive exposure (EEPE) which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. It is calculated as EEPE multiplied by the prescribed alpha factor of 1.4 and is reduced by CVA losses. The EAD amount is then multiplied by counterparty risk variables to arrive at the risk-weighted amount. The risk-weighted amount is used in determining the regulatory capital requirements for derivatives.
From the first quarter of 2019 to the second quarter of 2020, the Standardized Approach for Counterparty Credit Risk (SA-CCR) was used in calculating the replacement cost, EAD amount and risk-weighted assets. The current replacement cost was the estimated cost to replace all contracts that have a positive market value, representing an unrealized gain to us. The replacement cost of an instrument was dependent upon its terms relative to prevailing market prices. Replacement cost included the impact of certain collateral amounts and the impact of master netting agreements. The EAD amount was calculated as the sum of replacement cost and the potential future exposure, multiplied by an alpha of 1.4, and was reduced by CVA losses. The potential future exposure was an estimate of the amount by which the current replacement cost could increase over the remaining term of each transaction, based on a formula prescribed by OSFI. Similar to IMM, the EAD amount was then multiplied by counterparty risk variables to arrive at the risk-weighted amount.

$ millions, as at October 31					2020 (1)					2019
	Current replacement cost (2)			Credit equivalent amount (3)	Risk- weighted amount	Current replacement cost (2)			Credit equivalent amount (3)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$–	$16	$16	$135	$12	$–	$13	$13	$69	$9
Swap contracts	3,974	237	4,211	6,744	2,705	2,503	155	2,658	7,140	2,507
Purchased options (4)	17	6	23	35	26	11	–	11	56	38
Written options (4)	9	–	9	5	2	6	–	6	31	29
	4,000	259	4,259	6,919	2,745	2,520	168	2,688	7,296	2,583
Exchange-traded	–	–	–	309	9	4	–	4	192	5
	4,000	259	4,259	7,228	2,754	2,524	168	2,692	7,488	2,588
Foreign exchange derivatives
Over-the-counter
Forward contracts	851	364	1,215	4,974	1,423	939	4	943	7,136	1,737
Swap contracts	358	481	839	2,324	700	735	4	739	3,546	687
Purchased options (4)	116	1	117	182	65	71	–	71	365	119
Written options (4)	47	–	47	44	20	13	–	13	106	24
	1,372	846	2,218	7,524	2,208	1,758	8	1,766	11,153	2,567
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	7	9	16	144	21	2	1	3	25	7
– protection sold	10	–	10	13	6	–	–	–	2	2
	17	9	26	157	27	2	1	3	27	9
Equity derivatives
Over-the-counter	275	55	330	3,100	658	265	5	270	4,832	1,018
Exchange-traded	579	–	579	3,929	120	682	–	682	3,593	103
	854	55	909	7,029	778	947	5	952	8,425	1,121
Precious metal derivatives
Over-the-counter	58	–	58	136	55	51	–	51	332	115
Exchange-traded	–	–	–	20	1	4	–	4	171	7
	58	–	58	156	56	55	–	55	503	122
Other commodity derivatives
Over-the-counter	1,293	25	1,318	2,365	866	697	62	759	3,928	1,195
Exchange-traded	3	–	3	1,291	52	9	–	9	1,200	48
	1,296	25	1,321	3,656	918	706	62	768	5,128	1,243
RWA related to non-trade exposures to central counterparties					213					245
RWA related to CVA charge					7,202					6,990
Total derivatives	7,597	1,194	8,791	25,750	14,156	5,992	244	6,236	32,724	14,885

(1)
Effective
in the second quarter of 2020
, we adopted the IMM approach for CCR for qualifying derivative transactions which impacted the calculation of EAD and risk-weighted assets (RWA). Some derivatives are not eligible for IMM and remain under
SA-CCR.
Comparative amounts presented have not been restated.

(2)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(3)
Under IMM, effective expected positive exposure (EEPE) is used, which computes through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

(4)	Prior year amounts have been reclassified to conform to the presentation adopted in the current year.
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2020				2019
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$921	$949	$1,156	$3,026	$534	$1,063	$549	$2,146
Governments	982	–	4	986	891	–	8	899
Corporate	1,823	1,774	1,182	4,779	951	1,017	1,223	3,191
Total derivative instruments	$3,726	$2,723	$2,342	$8,791	$2,376	$2,080	$1,780	$6,236